Business Combinations - Sao Paulo Cinco Locacao de Torres Ltda (Details) - Sao Paulo Cinco Locacao de Torres Ltda (SP5) - USD ($) $ in Thousands		9 Months Ended
	Mar. 17, 2022	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Percentage of business acquired	100.00%
Gross consideration	$ 317,188
Less: cash in business at the date of acquisition	(1,896)
Net cash consideration	315,292
Identifiable assets acquired and liabilities assumed:
Customer related intangible asset	48,353
Network related intangible asset	2,520
Right of use asset	266,666
Trade and other receivables	23,575
Lease liabilities	(4,282)
Trade and other payables	(4,222)
Deferred tax	(86,239)
Total identifiable net assets acquired	260,651
Goodwill	54,641
Revenue - post-acquisition		$ 1,700
Profit (Loss) - post-acquisition		$ 1,016
Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Property, plant and equipment recognised as of acquisition date	13,395
Land
Identifiable assets acquired and liabilities assumed:
Property, plant and equipment recognised as of acquisition date	$ 885